UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
Check here if Amendment  [   ] ;  Amendment Number:

Institutional Investment Manager Filing this Report:

Name:              Burroughs & Hutchinson, Inc.
Address:           702 W. Idaho  Suite 810   Mailing: P.O. Box 1676
                   Boise, ID 83702                    Boise, ID 83701

For 13F File Number 28-7788

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Jill Timm
Title:             Operations Manager
Phone:             (208-343-7556

Signature, Place, and Date of Signing:

                   Jill Timm        Boise, Idaho     02/15/01

Report does not include holdings of less than 10,000 shares and less than $200,000 market value.

Report Type (Check only one.):

[ x  ]     13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager: None

Form 13F Information Table Entry Total              85

Form 13F Information Table Value Total        $165,392
                                             (thousands)


List of Other Included Managers:  None


                        Form 13F INFORMATION TABLE

                TITLE OF              VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER
VOTING AUTHORITY
NAME OF ISSURER   CLASS    CUSIP     (X$1000) PRN AMT PRN CALL DSCRETIN MGRS   SOLE
SHRD NON

Abbott Labs         Com    002824100   1,439   29,703  SH        SOLE    NONE
100%
Agilent Tech	      Com    00846U101     316    5,766  SH        SOLE    NONE
100%
Alza Corp           Com    022615108     814   19,150  SH        SOLE    NONE
100%
America Online      Com    00184A105     362   10,400  SH        SOLE    NONE
100%
American Express    Com    025816109     953   17,340  SH        SOLE    NONE
100%
American Intl.      Com    026874107   1,840   18,673  SH        SOLE    NONE
100%
American Standard   Com    029712106   1,527   30,975  SH        SOLE    NONE
100%
American Tel. & Tel Com    001957109     488   28,290  SH        SOLE    NONE
100%
Amgen Inc           Com    031162100   2,549   39,874  SH        SOLE    NONE
100%
Anadarko Petroleum  Com    032511107   2,807   39,494  SH        SOLE    NONE
100%
Bank of America Cor Com    060505104   2,177   47,446  SH        SOLE    NONE
100%
Bear Stearns Co.    Com    073902108   3,582   70,677  SH        SOLE    NONE
100%
Biomet, Inc.        Com    090613100   1,334   33,609  SH        SOLE    NONE
100%
Bristol Myers       Com    110122108     525    7,100  SH        SOLE    NONE
100%
CSG Systems         Com    126349109   4,591   97,812  SH        SOLE    NONE
100%
Camden Property     Com    133131102   1,153   34,425  SH        SOLE    NONE
100%
Charter Commun.     Com    16117M107   1,323   58,307  SH        SOLE    NONE
100%
Cisco Systems Inc   Com    17275R102   3,056   79,902  SH        SOLE    NONE
100%
Citigroup           Com    171196101   4,317   84,540  SH        SOLE    NONE
100%
Coca Cola           Com    191216100     328    5,380  SH        SOLE    NONE
100%
Colonial Properties Com    195872106   2,093   80,325  SH        SOLE    NONE
100%
Comcast Class A Spl Com    200300200   5,397  129,270  SH        SOLE    NONE
100%
Commercial Net Lse. Com    202218103     910   89,300  SH        SOLE    NONE
100%
Computer Sciences   Com    205363104   1,915   31,850  SH        SOLE    NONE
100%
Conexant Systems    Com    207142100     438   28,517  SH        SOLE    NONE
100%
Convergys Corp      Com    212485106   4,825  106,475  SH        SOLE    NONE
100%
Developers Divers.  Com    251591103     819   61,485  SH        SOLE    NONE
100%
Duke-Weeks Realty   Com    264411505   1,823   74,050  SH        SOLE    NONE
100%
EMC Corp            Com    268648102   2,738   41,174  SH        SOLE    NONE
100%
El Paso Energy      Com    283905107   1,212   16,919  SH        SOLE    NONE
100%
Electronics For Img Com    286082102   1,435  102,960  SH        SOLE    NONE
100%
Expeditors Inc      Com    302130109   2,805   52,248  SH        SOLE    NONE
100%
Fannie Mae          Com    313586109   3,854   44,430  SH        SOLE    NONE
100%
First Data Corp     Com    319963104   1,407   26,700  SH        SOLE    NONE
100%
First Indust Real   Com    32054K103   1,712   50,340  SH        SOLE    NONE
100%
Freddie Mac         Com    313400301   1,216   17,660  SH        SOLE    NONE
100%
Gables Residential  Com    362418105   1,801   64,330  SH        SOLE    NONE
100%
General Electric    Com    369604103   3,202   66,804  SH        SOLE    NONE
100%
Guidant Corp        Com    401698105   2,652   49,175  SH        SOLE    NONE
100%
Halliburton Co      Com    406216101   1,002   27,628  SH        SOLE    NONE
100%
Health Care Propty  Com    421915109     632   21,165  SH        SOLE    NONE
100%
Hewlett - Packard   Com    428236103   1,213   38,422  SH        SOLE    NONE
100%
Home Depot          Com    437076102     764   16,732  SH        SOLE    NONE
100%
Honeywell Int'l     Com    438516106   1,369   28,925  SH        SOLE    NONE
100%
Int'l Business Mach Com    459200101   2,719   31,986  SH        SOLE    NONE
100%
Intel Corp          Com    458140100     986   32,802  SH        SOLE    NONE
100%
J.P. Morgan         Com    46625H100   3,513   77,313  SH        SOLE    NONE
100%
Johnson & Johnson   Com    478160104   4,153   39,525  SH        SOLE    NONE
100%
Lehman Brothers     Com    524908100   2,351   34,762  SH        SOLE    NONE
100%
Liberty Media Group Com    001957208   1,734  127,838  SH        SOLE    NONE
100%
Liberty Property Tr Com    531172104   2,085   72,985  SH        SOLE    NONE
100%
Lilly (Eli) & Co.   Com    532457108   2,138   22,971  SH        SOLE    NONE
100%
Lowe's Companies    Com    548661107   3,926   88,222  SH        SOLE    NONE
100%
MGIC Investment Cp  Com    552848103   1,436   21,300  SH        SOLE    NONE
100%
Macerich            Com    554382101   1,514   78,880  SH        SOLE    NONE
100%
Mack-Cali Realty    Com    554489104   2,168   75,900  SH        SOLE    NONE
100%
Masco Corp.         Com    574599106     950   36,975  SH        SOLE    NONE
100%
Men's Warehouse     Com    587118100   3,876  142,234  SH        SOLE    NONE
100%
Merck & Co.         Com    589331107   1,137   12,145  SH        SOLE    NONE
100%
Merrill Lynch Inc.  Com    590188108   1,707   25,030  SH        SOLE    NONE
100%
Motorola Inc.       Com    620076109     864   42,650  SH        SOLE    NONE
100%
Nokia               Com    654902204   4,545  104,479  SH        SOLE    NONE
100%
Nortel              Com    656568102   3,538  110,352  SH        SOLE    NONE
100%
Nova Corp           Com    669784100     776   38,900  SH        SOLE    NONE
100%
Oracle Systems      Com    68389X105   2,570   88,442  SH        SOLE    NONE
100%
Pepsico Inc.        Com    713448108   2,868   57,865  SH        SOLE    NONE
100%
Pharmacia Corp      Com    717134102     541    8,875  SH        SOLE    NONE
100%
Procter & Gamble    Com    742718109     348    4,435  SH        SOLE    NONE
100%
Royal Dutch Petrol  Com    780257804     718   11,850  SH        SOLE    NONE
100%
Schering-Plough     Com    806605101   3,013   53,100  SH        SOLE    NONE
100%
Schlumberger Ltd    Com    806857108     360    4,500  SH        SOLE    NONE
100%
Simon Prop Grp      Com    828806109   1,997   83,220  SH        SOLE    NONE
100%
St. Jude Medical In Com    790849103     608    9,900  SH        SOLE    NONE
100%
Storage USA         Com    861907103     668   21,050  SH        SOLE    NONE
100%
Sun Microsystems    Com    866810104   3,029  108,646  SH        SOLE    NONE
100%
Sungard Data System Com    867363103   4,242   90,020  SH        SOLE    NONE
100%
Teleflex            Com    879369106   1,395   31,577  SH        SOLE    NONE
100%
Telefonica De Espan Com    879382208     679   13,587  SH        SOLE    NONE
100%
Texaco Inc.         Com    881694103   1,211   19,495  SH        SOLE    NONE
100%
Time Warner         Com    887315109   1,254   24,011  SH        SOLE    NONE
100%
Tyco Intl Ltd       Com    902124106   6,114  110,170  SH        SOLE    NONE
100%
U.S. Bancorp        Com    902973106     206    7,065  SH        SOLE    NONE
100%
Wells Fargo         Com    949746101   1,353   24,301  SH        SOLE    NONE
100%
Werner Industries   Com    950755108   2,035  119,685  SH        SOLE    NONE
100%
WorldCom            Com    98157D106   1,353   96,243  SH        SOLE    NONE
100%